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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06567

Invesco Municipal Opportunity Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    11/30/17

Item 1. Schedule of Investments.

Invesco Municipal Opportunity Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2017

invesco.com/us	VK-CE-MOPP-QTR-1	11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–168.30%(a)

Alabama–3.43%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$6,045	$6,887,915
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM) (b)	5.00%	09/01/2039	1,580	1,815,151
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM) (b)	5.00%	09/01/2044	1,580	1,809,890
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC)(b)(c)	5.00%	06/01/2039	3,250	3,252,568
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	3,350	3,628,016
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	930	1,027,176
Birmingham (City of) Water Works Board;
Series 2011, Water RB(c)(d)(e)	5.00%	01/01/2021	1,815	1,997,698
Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	1,565	1,801,284
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,600	1,361,392
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(c)	5.00%	09/01/2046	3,300	4,068,504
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,050	3,311,232
				30,960,826

Alaska–0.70%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	5,730	6,322,138

Arizona–4.30%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM)(b)	5.00%	03/01/2041	435	464,280
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	3,118,392
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB(d)(e)	5.00%	07/01/2018	610	623,097
Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/2018	3,925	4,009,270
Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/2018	2,005	2,048,047
Series 2011 A, Ref. Sub. Highway RB(c)(d)(e)	5.00%	07/01/2021	4,095	4,564,778
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	750	799,575
Series 2010, RB	5.13%	05/15/2040	1,500	1,600,260
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC)(b)	5.25%	01/01/2032	2,775	2,782,964
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2029	735	757,168
Series 2009, Education RB	7.00%	01/01/2039	835	856,075
Series 2009, Education RB	7.13%	01/01/2045	790	811,069
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.50%	07/01/2034	630	716,348
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,870	4,225,305
Phoenix Civic Improvement Corp.;
Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2042	1,955	2,253,646
Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2047	3,135	3,605,532
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	550	595,842
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)(d)(e)	5.00%	01/01/2019	2,680	2,779,321

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	$2,015	$2,269,857
				38,880,826

Arkansas–0.18%

Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	1,420	1,582,760

California–16.11%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,855	3,247,277
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM)(b)(h)	0.00%	09/01/2020	2,630	2,491,031
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(c)(d)(e)	5.00%	04/01/2018	5,905	5,978,813
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2037	2,800	3,004,960
Series 2017 F-1, Toll Bridge RB(c)	5.00%	04/01/2056	3,150	3,617,586
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2028	1,050	783,164
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(h)	0.00%	06/01/2055	13,950	598,037
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(d)(e)	6.00%	07/01/2019	1,400	1,497,902
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2027	1,740	1,936,481
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2030	2,025	2,231,469
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2037	4,445	4,828,248
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,750	1,829,555
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,182,989
Series 2016 A, RB(f)	5.00%	12/01/2041	1,715	1,863,176
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM)(b)	5.25%	10/01/2019	70	70,186
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,575	1,665,452
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	1,590	1,683,985
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	910	963,790
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	5,090	5,511,147
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,300	2,593,549
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	730	831,083
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	3,430	3,834,568
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,665	5,314,974
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,000	1,175,430
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	580	580,853
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(c)(d)(e)	5.00%	06/01/2020	5,795	6,292,211
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM)(b)(h)	0.00%	01/15/2034	5,235	2,822,764
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	7,365	7,364,853
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	3,540	3,540,000
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,725	1,984,164
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,738,750
Los Angeles (City of) Department of Water & Power;
Series 2012 B, Waterworks RB	5.00%	07/01/2037	1,000	1,132,860
Series 2012 B, Waterworks RB(c)	5.00%	07/01/2043	6,500	7,302,945
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM)(b)	5.50%	10/01/2018	235	243,049
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	5.50%	03/01/2018	50	50,360

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Palomar Pomerado Health; Series 2009, COP(d)(e)	6.75%	11/01/2019	$1,450	$1,592,651
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2046	6,275	1,971,040
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,750	2,944,562
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	1,000	1,165,640
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	525	570,822
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2021	8,460	9,490,766
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/2040	1,000	1,066,520
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2025	1,210	1,328,580
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2026	2,420	2,653,820
Series 2017 A, RB(g)	5.25%	05/01/2042	1,890	2,243,109
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/2036	5,250	5,872,755
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/2033	3,800	4,271,846
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	870	960,985
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2041	4,410	1,094,738
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(c)	5.25%	07/01/2029	1,950	2,184,780
Vernon (City of);
Series 2009 A, Electric System RB(d)(e)	5.13%	08/01/2019	695	725,205
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,620	1,710,590
West Contra Costa Unified School District;
Series 2005, Unlimited Tax CAB GO Bonds(INS-NATL) (b)(h)	0.00%	08/01/2025	1,485	1,200,177
Series 2005, Unlimited Tax CAB GO Bonds(INS-NATL) (b)(h)	0.00%	08/01/2026	1,350	1,051,231
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS-SGI)(b)	5.00%	09/01/2026	2,480	2,840,319
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2032	4,650	2,772,144
				145,499,941

Colorado–4.43%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB(c)(d)(e)	5.00%	03/01/2022	3,500	3,969,105
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS-SGI)(b)	5.50%	05/01/2036	5,000	5,011,350
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	1,500	1,541,340
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB(c)(d)(e)	5.00%	05/01/2018	7,400	7,511,962
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(c)	5.50%	01/01/2035	3,000	3,474,120
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	745	828,224
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	420	420,109
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	650	650,020
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	1,280	1,396,864
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2034	1,500	1,646,790
Series 2010, Private Activity RB	6.00%	01/15/2041	700	765,877
Series 2010, Private Activity RB	6.50%	01/15/2030	1,850	2,067,967
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/2037	2,500	2,835,175
Series 2013 A, Sub. Airport System RB(g)	5.25%	11/15/2043	3,000	3,352,980
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,535	1,766,248
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	1,500	1,503,225
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB(f)	5.00%	12/15/2041	1,220	1,252,049
				39,993,405

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–0.54%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA)(b)(g)	6.60%	07/01/2024	$3,800	$3,809,614
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(g)	5.50%	04/01/2021	1,000	1,104,200
				4,913,814

District of Columbia–2.84%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,660	2,673,406
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(d)(e)	6.38%	10/01/2019	3,115	3,379,619
Series 2009, Hospital RB(d)(e)	6.50%	10/01/2019	1,990	2,163,508
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	1,225	1,261,946
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	2,350	2,420,876
District of Columbia;
Series 2006 B-1, Ballpark RB(INS-NATL) (b)	5.00%	02/01/2031	2,940	2,946,615
Series 2008 E, Unlimited Tax GO Bonds(INS-BHAC) (b)(c)	5.00%	06/01/2026	380	386,943
Series 2008 E, Unlimited Tax GO Bonds(INS-BHAC) (b)(c)	5.00%	06/01/2027	380	386,829
Series 2008 E, Unlimited Tax GO Bonds(INS-BHAC) (b)(c)	5.00%	06/01/2028	760	773,437
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	8,635	9,265,009
				25,658,188

Florida–10.55%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	1,000	1,001,640
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,138,640
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	4,125	4,640,790
Series 2013 C, Airport System RB	5.25%	10/01/2038	3,000	3,463,860
Series 2015 A, Airport System RB(g)	5.00%	10/01/2045	2,780	3,154,716
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM)(b)	5.00%	10/01/2041	870	955,852
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(f)	7.75%	05/15/2035	1,650	1,820,016
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,800	2,054,340
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(d)	5.95%	07/01/2020	60	66,445
Florida (State of) North Broward Hospital District; Series 2017 B, Ref.	5.00%	01/01/2048	4,245	4,553,357
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(g)	5.13%	06/01/2027	1,080	1,194,426
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB(INS-AGC) (b)(c)(g)	5.38%	10/01/2033	1,500	1,540,920
Series 2008 A, RB(INS-AGC) (b)(c)(g)	5.50%	10/01/2038	3,325	3,417,435
JEA; Series 2012 Three B, Electric System RB(c)	5.00%	10/01/2039	4,000	4,383,920
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	1,895	2,048,268
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,270,954
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB(d)(e)	5.00%	10/01/2019	650	690,430
Miami-Dade (County of) Expressway Authority;
Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	5,000	5,340,750
Series 2010 A, Ref. Toll System RB(INS-AGM) (b)	5.00%	07/01/2035	720	774,504
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. Hospital RB(d)(e)	6.00%	08/01/2020	265	293,975
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	95	103,980
Series 2010, Ref. Hospital RB(d)(e)	6.13%	08/01/2020	605	673,105
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	220	241,377

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of); Series 2010, Water & Sewer System RB(INS-AGM) (b)	5.00%	10/01/2039	$1,000	$1,077,110
Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2028	1,500	1,681,005
Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2030	1,080	1,201,975
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/2028	1,000	1,130,910
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,450	1,625,668
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	2,295	2,555,299
Series 2012 B, Ref. Sub. Special Obligation RB(INS-AGM) (b)	5.00%	10/01/2035	2,450	2,733,784
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	3,535	4,085,399
Series 2017 B, Ref. Aviation RB(g)	5.00%	10/01/2040	3,615	4,156,419
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(c)(g)	5.00%	10/01/2047	4,240	4,882,742
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(i)	6.13%	05/01/2035	160	13,600
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	150	150,201
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	135	144,480
Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	465	497,652
Series 2009, Improvement RB(INS-BHAC) (b)(c)	5.50%	10/01/2023	3,460	3,701,681
Series 2011, Ref. RB(c)	5.00%	10/01/2031	4,650	5,170,196
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC)(b)(e)	5.35%	05/01/2018	5,000	5,075,700
Reunion East Community Development District;
Series 2005, Special Assessment RB(i)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	245	251,610
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(c)	5.00%	08/15/2042	4,000	4,007,920
Series 2007, Hospital RB	5.00%	08/15/2042	4,000	4,007,920
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB(i)	5.38%	01/01/2049	750	505,395
Series 2014 B, Ref. Sub. Health Care RB(i)	2.50%	01/01/2049	278	3
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	965	675,256
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.13%	07/01/2034	1,000	1,102,800
				95,258,427

Georgia–3.72%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	210	217,917
Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	375	389,085
Series 2009 B, Tax Allocation RB(d)(e)	7.38%	01/01/2019	265	281,358
Atlanta (City of);
Series 1999 A, Water & Wastewater RB(INS-NATL) (b)	5.50%	11/01/2022	3,000	3,402,420
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,600	1,732,400
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,750	1,894,813
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,600	1,732,400
Series 2010 A, General Airport RB(INS-AGM) (b)	5.00%	01/01/2035	2,000	2,117,960
Series 2015, Ref. Water & Wastewater RB(c)	5.00%	11/01/2040	10,040	11,602,726
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,340	1,474,040
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2047	1,255	1,416,619
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL)(b)	6.50%	01/01/2020	3,055	3,190,336
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB(c)	5.00%	09/01/2029	3,200	3,385,504
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/2032	250	265,698
Series 2012 A, RB	5.25%	10/01/2027	455	504,199
				33,607,475

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–2.62%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.63%	07/01/2030	$1,000	$1,082,690
Series 2010 B, Special Purpose RB	5.75%	07/01/2040	370	400,629
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,383,160
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	3,525	3,779,893
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2034	5,000	5,818,800
Series 2015 A, Airport System RB(g)	5.00%	07/01/2041	1,075	1,215,803
Series 2015 A, Airport System RB(g)	5.00%	07/01/2045	2,150	2,425,415
Honolulu (City & County of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,130,080
Series 2015 A, Ref. Jr. Wastewater System RB(c)	5.00%	07/01/2030	3,775	4,451,065
				23,687,535

Idaho–0.74%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/2023	1,000	1,045,330
Series 2008 A, RB	6.75%	11/01/2037	1,400	1,462,314
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,100	1,132,615
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB(d)(e)	5.25%	07/15/2018	1,240	1,269,909
Regents of the University of Idaho; Series 2011, Ref. General RB(e)	5.25%	04/01/2021	1,625	1,784,672
				6,694,840

Illinois–17.88%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,750	1,750,998
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(g)	5.50%	01/01/2031	4,000	4,542,000
Series 2014 A, Ref. Second Lien RB(g)	5.00%	01/01/2041	1,575	1,744,108
Chicago (City of) (O’Hare International Airport);
Series 2012 B, Ref. Passenger Facility Charge RB(g)	5.00%	01/01/2030	4,320	4,714,848
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	3,150	3,651,322
Series 2015 C, RB(g)	5.00%	01/01/2046	1,075	1,188,015
Series 2015 D, RB	5.00%	01/01/2046	755	844,468
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,720	2,034,416
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	2,445	2,497,079
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	2,215	2,483,923
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/2036	6,900	7,431,438
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	4,735	5,172,088
Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds(d)	5.50%	01/01/2018	245	245,713
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	1,325	1,432,815
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	535	577,169
Series 2007 A, Ref. Project Unlimited Tax GO Bonds(INS-AGM) (b)	5.00%	01/01/2037	2,650	2,655,803
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	425	457,959
Series 2008 A, Unlimited Tax GO Bonds(INS-AGC) (b)	5.25%	01/01/2024	1,000	1,002,860
Series 2008 A, Unlimited Tax GO Bonds(INS-AGC) (b)	5.25%	01/01/2025	3,875	3,886,121
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	875	889,140
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	445	452,191
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,400	2,551,584
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	4,085	4,287,207
Series 2012 A, Unlimited Tax GO Bonds(INS-BAM) (b)	5.00%	01/01/2033	2,485	2,633,578
Series 2014, Ref. Motor Fuel Tax RB(INS-AGM) (b)	5.00%	01/01/2031	1,400	1,521,408
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,105	1,201,654
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	4,310	4,679,927

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	$1,000	$1,094,920
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	1,906,075
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	1,005	1,007,714
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB(d)(e)	5.50%	10/01/2018	1,850	1,911,032
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,079,550
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(c)	5.38%	08/15/2024	3,070	3,271,177
Series 2009 A, RB(c)	5.75%	08/15/2030	1,900	2,040,486
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,332,932
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	299	16,420
Series 2016 B, RB	5.63%	05/15/2020	1,436	1,428,128
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB(d)(e)	5.50%	05/15/2018	385	392,234
Series 1999 A, RB(d)(e)	5.50%	05/15/2018	5,615	5,720,506
Series 2009, Ref. RB(d)(e)	6.13%	05/15/2019	25	26,608
Series 2009, Ref. RB(d)(e)	6.13%	05/15/2019	730	776,954
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB(d)(e)	6.25%	11/15/2019	995	1,082,739
Series 2009, RB	6.25%	11/15/2035	655	706,142
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	995,080
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(d)(e)	7.25%	11/01/2018	2,845	2,994,391
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,868,625
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB(d)(e)	5.75%	02/15/2020	1,105	1,202,837
Series 2010 A, Ref. RB(d)(e)	6.00%	02/15/2020	2,750	3,008,252
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)(d)(e)	5.50%	02/15/2021	1,530	1,713,187
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/2052	4,080	4,560,461
Illinois (State of) Finance Authority; Series 2009, RB(d)(e)	6.13%	05/15/2019	20	21,286
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/2050	2,750	2,875,950
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,574,250
Series 2012 B, RB	5.00%	12/15/2028	1,110	1,192,173
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,658,640
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(h)	0.00%	12/15/2029	3,500	2,175,950
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB(INS-AGM) (b)	5.25%	06/15/2031	1,530	1,692,608
Series 2014, Ref. RB(INS-AGM) (b)	5.25%	06/15/2032	1,395	1,538,978
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	4,625	5,147,116
Series 2014 C, RB(c)	5.00%	01/01/2039	6,240	7,051,325
Series 2015 A, RB(c)	5.00%	01/01/2040	3,000	3,414,690
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,560	1,614,522
Series 2013, Unlimited Tax GO Bonds(INS-BAM) (b)	5.50%	07/01/2038	3,025	3,325,715
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,880	1,961,517
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,540	1,601,508
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,650	1,750,419
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2027	1,500	1,621,665
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	12/15/2041	3,900	4,195,854
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	6,030	6,810,161
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(g)	7.00%	12/01/2042	640	648,019
				161,538,628

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–2.72%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	$3,625	$4,083,744
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB(d)(e)	6.75%	03/01/2019	1,360	1,446,415
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(g)	5.00%	07/01/2040	6,405	6,928,032
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2048	730	784,619
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,535	1,580,989
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,265	4,316,265
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB	5.25%	01/01/2038	2,000	2,275,600
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,565	1,801,346
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(g)	5.88%	01/01/2024	1,185	1,324,332
				24,541,342

Iowa–1.35%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(c)(d)(e)	5.00%	06/01/2019	975	1,024,257
Series 2009 A, Special Obligation RB(c)(d)(e)(j)	5.00%	06/01/2019	730	766,880
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,600	1,660,480
Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2027	1,380	1,478,767
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB(d)(e)	5.25%	08/15/2019	1,500	1,592,055
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	2,170	2,177,920
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,740	1,747,169
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	16,030	1,710,561
				12,158,089

Kansas–1.29%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.50%	11/15/2023	1,250	1,344,088
Series 2009 C, Hospital RB	5.50%	11/15/2029	335	359,545
Series 2009 C, Hospital RB(c)	5.75%	11/15/2038	3,400	3,682,200
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	2,000	2,327,200
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,592,100
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,080	2,384,034
				11,689,167

Kentucky–2.72%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB(INS-AGC) (b)	5.75%	12/01/2028	2,000	2,024,680
Subseries 2008 A-1, RB(INS-AGC) (b)	6.00%	12/01/2042	1,000	1,011,000
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,695	1,842,295
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,800	1,945,278
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,285	1,386,708
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB(d)(e)	6.38%	06/01/2020	1,950	2,170,974
Series 2010 A, Hospital RB(d)(e)	6.50%	06/01/2020	4,550	5,079,438
Series 2010 B, Ref. Hospital RB(d)(e)	6.38%	06/01/2020	1,985	2,209,940

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	$1,870	$1,947,755
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	2,100	2,187,318
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	240	249,979
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	270	281,227
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,116,250
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,145,050
				24,597,892

Louisiana–2.79%

East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(k)	0.94%	08/01/2035	2,000	2,000,000
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking);
Series 2010, RB(d)(e)	5.25%	10/01/2020	550	604,741
Series 2010, RB(d)(e)	5.50%	10/01/2020	960	1,062,144
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(d)(e)	5.50%	05/15/2026	2,000	2,534,440
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016 A, Lease RB	5.00%	07/01/2056	1,460	1,601,708
Louisiana Citizens Property Insurance Corp.; Series 2006 C-2, Assessment RB(d)(e)	6.75%	06/01/2018	2,650	2,720,808
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	940	1,038,474
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,000	1,109,980
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(e)	4.00%	06/01/2022	1,750	1,869,315
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	4,125	4,131,641
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	1,085	1,176,216
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	2,065	2,258,862
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,735	1,882,059
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	1,085	1,170,379
				25,160,767

Maryland–0.91%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,109,781
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	2,015	2,204,712
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,815	1,932,177
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	930	991,175
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,237,035
Series 2017, Ref. RB	5.00%	04/01/2032	680	723,194
				8,198,074

Massachusetts–2.30%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,137,856
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	195	195,575
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	7,415	8,371,609
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2031	1,230	1,362,963
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(d)(e)	6.75%	01/01/2021	165	189,966
Series 2011 I, RB	6.75%	01/01/2036	110	125,399
Series 2011 I, RB(d)(e)	7.25%	01/01/2021	630	734,725
Series 2011 I, RB	7.25%	01/01/2032	420	485,025

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB(c)	5.00%	10/15/2035	$6,450	$7,170,981
				20,774,099

Michigan–4.11%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	750	818,835
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	3,650	4,174,651
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	2,360	2,611,906
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,585	1,725,907
Series 2014 C-3, Ref. Local Government Loan Program RB(INS-AGM) (b)	5.00%	07/01/2033	2,000	2,248,460
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	790	878,148
Series 2014 D-2, Ref. Local Government Loan Program RB(INS-AGM) (b)	5.00%	07/01/2028	2,000	2,272,800
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	790	887,636
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,610	1,792,091
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,885	3,236,335
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB(c)	5.00%	12/01/2046	4,935	5,600,978
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	4,160	4,171,232
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS-NATL)(b)	6.95%	09/01/2022	1,000	1,213,730
Oakland University; Series 2012, General RB	5.00%	03/01/2042	3,000	3,247,110
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB(g)	5.00%	12/01/2047	1,200	1,372,428
Wayne State University Board of Governors;
Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	385	398,514
Series 2008, Ref. General RB(INS-AGM) (b)	5.00%	11/15/2025	485	501,180
				37,151,941

Minnesota–0.57%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.38%	07/01/2052	500	501,735
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB(d)(e)	6.38%	11/15/2018	2,850	2,985,432
Series 2008 A, Health Care System RB(d)(e)	6.63%	11/15/2018	1,600	1,679,776
				5,166,943

Missouri–0.94%

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB(d)(e)	5.50%	06/01/2019	500	528,935
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	1,175	1,318,902
Series 2011 A, Ref. RB	5.50%	09/01/2025	305	342,354
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,543,396
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,671,479
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	645	675,805
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,325	1,391,409
				8,472,280

Nebraska–1.96%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/2032	5,500	6,074,750
Series 2012, Gas RB	5.00%	09/01/2042	2,000	2,181,020
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,075,720

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–(continued)

Nebraska (State of) Municipal Energy Agency;
Series 2009 A, Ref. Power Supply System RB(d)(e)	5.13%	04/01/2019	$1,000	$1,045,870
Series 2009 A, Ref. Power Supply System RB(d)(e)	5.38%	04/01/2019	1,000	1,049,140
Omaha (City of) Public Power District; Series 2011 B, RB(c)	5.00%	02/01/2036	5,775	6,271,130
				17,697,630

Nevada–0.73%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	500	537,100
Series 2010 A, Passenger Facility Charge RB(INS-AGM) (b)	5.25%	07/01/2039	1,000	1,076,530
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/2042	3,000	3,353,310
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(d)(e)	5.00%	06/01/2018	1,600	1,629,472
				6,596,412

New Hampshire–0.11%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM)(b)	5.13%	01/01/2030	1,000	1,031,210

New Jersey–6.55%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.75%	06/01/2031	440	476,555
Series 2010 A, RB	5.88%	06/01/2042	2,100	2,259,621
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 1.60%) (l)	2.57%	03/01/2028	500	488,085
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(g)	5.00%	01/01/2028	1,000	1,123,880
Series 2013, Private Activity RB(g)	5.38%	01/01/2043	1,000	1,114,520
Series 2013, Private Activity RB(g)	5.50%	01/01/2027	1,200	1,389,984
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL)(b)	5.90%	03/15/2021	18,935	19,591,855
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 C, Transportation System RB	5.25%	06/15/2032	1,875	2,053,444
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,285	1,438,146
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	2,140	2,179,547
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	2,140	2,180,232
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	4,300	4,809,292
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(g)	5.00%	12/01/2023	1,500	1,624,875
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	5,085	5,094,560
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	5,115	4,943,494
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	7,090	7,114,602
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,330	1,278,503
				59,161,195

New Mexico–0.75%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(e)	5.20%	06/01/2020	1,000	1,080,700
Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,250	3,534,213
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB(c)(d)(e)	6.38%	08/01/2018	2,100	2,168,607
				6,783,520

New York–17.06%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB(d)(e)	6.25%	01/15/2020	2,150	2,361,668
Series 2009, PILOT RB(d)(e)	6.38%	01/15/2020	1,900	2,091,976
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,850	3,683,795
Long Island Power Authority;
Series 2011 A, Electric System General RB(d)(e)	5.00%	05/01/2021	1,045	1,161,277
Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,606,561

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Metropolitan Transportation Authority;
Series 2013 A, Transportation RB	5.00%	11/15/2038	$2,325	$2,617,996
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,695	3,117,468
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	1,500	1,535,805
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	1,500	1,520,400
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	1,081	183,838
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB(INS-NATL) (b)(g)	5.75%	12/01/2025	3,000	3,158,670
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,700	3,002,940
New York & New Jersey (States of) Port Authority; One Hundred Fifty-Second Series 2008, Consolidated RB(c)(g)	5.00%	11/01/2028	6,300	6,394,248
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(g)	5.75%	10/01/2036	3,500	3,498,040
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	10,500	11,351,865
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/2045	7,335	8,135,689
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/2039	1,800	1,872,018
Subseries 2009 A-1, Future Tax Sec. RB(c)(d)(e)	5.00%	05/01/2019	745	780,872
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/2028	935	980,020
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/2029	745	780,872
Subseries 2017 A-3, Future Tax Sec. RB	4.00%	08/01/2043	4,000	4,277,680
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB(c)(d)(e)	5.00%	10/01/2018	2,850	2,937,866
New York (City of);
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2031	1,200	1,337,844
Subseries 2008, Unlimited Tax GO Bonds(c)	5.25%	08/15/2028	1,440	1,478,102
Subseries 2008 A-1, Unlimited Tax GO Bonds(c)	5.25%	08/15/2027	1,440	1,478,506
Subseries 2008 I-1, Unlimited Tax GO Bonds(c)	5.00%	02/01/2026	7,200	7,243,704
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	4,010	4,403,501
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB(INS-AMBAC) (b)	5.50%	05/15/2028	600	762,690
Series 2005 A, Court Facilities Lease RB(INS-AMBAC) (b)	5.50%	05/15/2029	505	648,607
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/2030	4,125	4,551,896
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	9,400	10,611,660
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB(c)	5.00%	03/15/2040	6,985	7,950,327
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(d)(e)	5.00%	03/15/2019	940	981,802
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,400	2,506,728
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,650	2,767,846
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,600	2,715,622
New York (State of) Thruway Authority;
Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/2029	6,855	7,552,702
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	2,190	2,542,699
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(c)	5.00%	12/15/2031	2,400	2,804,136
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/2044	6,745	7,256,338
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,360	2,578,937
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(g)	5.00%	08/01/2031	2,140	2,278,758
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(g)	5.00%	07/01/2046	2,250	2,463,233
Series 2016 A, Special Facilities RB(g)	5.25%	01/01/2050	4,100	4,549,811
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	2,510	2,553,649
				154,070,662

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–3.37%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP(c)	5.00%	06/01/2039	$3,915	$4,083,815
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	9,330	10,650,382
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(g)	5.00%	06/30/2054	3,015	3,230,542
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB(d)(e)	5.00%	01/01/2019	5,165	5,350,785
North Carolina (State of) Turnpike Authority;
Series 2009 A, Triangle Expressway System RB(d)(e)	5.13%	01/01/2019	1,355	1,406,287
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/2036	1,875	2,053,163
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/2041	3,320	3,629,490
				30,404,464

North Dakota–0.17%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,500	1,577,790

Ohio–8.27%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,206,139
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	500	540,890
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,750	4,097,737
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	763,007
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008, RB(c)(d)(e)	5.25%	02/15/2018	2,400	2,418,744
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	2,011,623
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	325	304,688
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	9,720	9,258,397
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/2034	1,410	1,486,366
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	2,145	2,383,438
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2036	3,310	3,626,999
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2041	1,500	1,635,375
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,355	1,577,017
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	3,250	3,661,352
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,885	2,033,745
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	3,125	3,515,687
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	960	1,099,738
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB(INS-AGM) (b)(c)	5.00%	04/01/2024	4,900	4,982,565
Series 2006 A, Hospital Facilities RB(INS-AGM) (b)(c)	5.00%	02/01/2024	4,525	4,600,749
Series 2006 B, Hospital Facilities RB(INS-AGM) (b)(c)	5.00%	02/01/2024	4,575	4,652,089
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/2031	2,000	2,285,060
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB(c)(d)(e)	5.00%	04/28/2018	1,625	1,649,148
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(g)	5.00%	12/31/2039	1,020	1,138,942
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,000	1,066,140
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	5,100	5,075,112
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(f)(g)	4.25%	01/15/2038	745	764,027
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	330	362,317
Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	670	735,613
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,725	1,858,532
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	395	424,601
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/2033	3,000	3,446,940
				74,662,777

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–1.58%

Edmond Public Works Authority;
Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2042	$3,450	$4,014,248
Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2047	3,375	3,911,760
McAlester (City of) Public Works Authority;
Series 2002, Utility System CAB RB(INS-AGM) (b)(h)	0.00%	02/01/2031	1,000	663,680
Series 2002, Utility System CAB RB(INS-AGM) (b)(h)	0.00%	02/01/2034	3,970	2,277,033
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	2,470	2,723,546
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB(d)(g)	6.00%	06/01/2020	685	723,216
				14,313,483

Oregon–0.10%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB(d)(e)	5.25%	04/01/2019	315	330,177
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(f)	6.38%	11/01/2033	535	566,185
				896,362

Pennsylvania–2.19%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,450	1,537,957
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,700	2,906,010
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	925	1,032,957
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	975	1,088,792
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	1,700	1,898,407
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	335	376,530
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	1,550	1,742,153
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	315	354,051
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(m)	5.13%	12/01/2039	2,500	2,086,350
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	3,000	3,449,640
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,205,838
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,390	1,580,597
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM)(b)	5.00%	02/01/2031	500	535,540
				19,794,822

Puerto Rico–0.40%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(h)	0.00%	05/15/2050	7,500	845,850
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL)(b)(h)	0.00%	08/01/2044	14,625	2,781,090
				3,626,940

South Carolina–1.72%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC)(b)	5.75%	01/01/2034	1,590	1,784,171
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB(d)(e)	5.38%	02/01/2019	1,000	1,043,010
Series 2009 B, Ref. & Improvement Hospital RB(d)(e)	5.50%	02/01/2019	1,000	1,044,440
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	2,000	2,178,160
South Carolina (State of) Ports Authority;
Series 2015, RB(g)	5.25%	07/01/2050	2,365	2,648,256
Series 2015, RB(g)	5.25%	07/01/2055	1,715	1,920,405
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(c)	5.00%	01/01/2033	4,650	4,913,051
				15,531,493

South Dakota–0.59%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,065	2,265,842
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	2,050,460

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Dakota–(continued)

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB(d)(e)	5.50%	08/01/2018	$1,000	$1,027,090
				5,343,392

Tennessee–0.59%

Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB(d)(e)	5.25%	11/01/2021	525	593,691
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB(c)(d)(e)	5.25%	03/01/2018	4,700	4,745,120
				5,338,811

Texas–22.02%

Arlington (City of);
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	375	390,004
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	180	187,202
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	445	463,076
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	2,400	2,696,568
Bexar County Health Facilities Development Corp. (Army Retirement Residence);
Series 2007, Ref. RB	5.00%	07/01/2033	600	600,534
Series 2007, Ref. RB	5.00%	07/01/2037	475	475,375
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB(INS-AGC) (b)	5.00%	08/15/2018	1,650	1,691,497
Series 2009, Ref. & Improvement RB(INS-AGC) (b)	5.00%	08/15/2019	2,925	3,087,250
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034	7,000	7,598,640
Series 2013 A, Joint Improvement RB(g)	5.00%	11/01/2030	2,250	2,510,460
El Paso (County of) Hospital District;
Series 2008 A, Limited Tax GO Bonds(d)(e)	5.00%	08/15/2018	2,000	2,051,160
Series 2008 A, Limited Tax GO Bonds(c)(d)(e)	5.00%	08/15/2018	8,100	8,307,198
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/2042	1,500	1,665,300
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB(c)	5.00%	11/01/2036	1,695	1,870,433
Harris (County of);
Series 2009 A, Sr. Lien Toll Road RB(c)(d)(e)	5.00%	08/15/2019	1,930	2,040,396
Series 2009 A, Sr. Lien Toll Road RB(c)(d)(e)	5.00%	08/15/2019	1,500	1,585,800
Series 2009 A, Sr. Lien Toll Road RB(c)(d)(e)	5.00%	08/15/2019	1,500	1,585,800
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(e)	7.25%	12/01/2018	1,050	1,110,711
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(d)(e)	5.00%	12/01/2019	1,650	1,756,854
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(g)	4.75%	07/01/2024	1,565	1,709,215
Houston (City of);
Series 2002 A, Sub. Lien Airport System RB(INS-AGM) (b)(g)	5.13%	07/01/2032	1,365	1,368,535
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2031	1,920	2,127,533
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2033	9,080	10,028,860
Series 2015 C, Ref. Airport System RB(g)	5.00%	07/15/2020	1,075	1,145,929
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,690	1,738,604
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,250	1,349,150
Lower Colorado River Authority;
Series 2012-A, Ref. RB(d)(e)	5.00%	05/15/2022	5	5,672
Series 2012-A, Ref. RB(d)(e)	5.00%	05/15/2022	5	5,672
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	4,188,541
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2010, VRD RB(k)	0.95%	11/01/2038	5,400	5,400,000
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(d)(e)	6.25%	02/15/2019	1,450	1,529,417
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	3,545	3,835,832
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, Sr. Living RB	5.00%	07/01/2047	1,000	1,058,460

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

North Texas Tollway Authority;
Series 2008, Ref. First Tier System RB(d)(e)	5.63%	01/01/2018	$1,350	$1,354,415
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	190	190,621
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	1,195	1,199,242
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	880	883,124
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	165	165,586
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	120	120,426
Series 2008 D, Ref. First Tier System CAB RB(INS-AGC) (b)(h)	0.00%	01/01/2028	4,100	3,040,355
Series 2008 F, Ref. Second Tier System RB(d)(e)	5.75%	01/01/2018	3,650	3,662,410
Series 2011 A, Special Projects System RB(c)(d)(e)	5.50%	09/01/2021	4,470	5,074,433
Series 2015 B, Ref. RB(c)	5.00%	01/01/2040	12,520	13,883,178
Series 2017 B, Ref. Second Tier System RB(c)	5.00%	01/01/2048	7,240	8,216,531
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	3,310	3,702,930
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB(INS-AGM) (b)	5.00%	10/01/2032	485	508,881
Series 2011, Special Project RB(INS-AGM) (b)	5.00%	10/01/2037	525	550,851
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,285	1,357,435
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	2,930	3,057,045
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,000,200
Series 2007, Retirement Facility RB	5.75%	11/15/2037	695	683,644
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	400	400,988
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	3,220	3,442,502
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB(d)(e)	6.50%	01/01/2019	205	215,750
Series 2008, Ref. RB(INS-AGC) (b)	6.50%	07/01/2037	795	833,462
Series 2008 A, Ref. RB(INS-AGC) (b)	6.25%	07/01/2028	4,200	4,399,416
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	6,101,996
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS-AGM)(b)	5.00%	12/01/2030	925	927,331
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	3,505	3,889,288
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2036	4,405	2,001,720
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2037	5,745	2,487,528
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	2,145	2,384,189
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds(c)(d)(e)	5.00%	04/01/2018	6,945	7,029,521
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	2,145	2,491,460
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	1,000	1,049,030
Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	3,000	3,147,090
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	6,890	8,387,886
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2028	3,085	3,444,341
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,975	4,432,045
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,515	5,018,332
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,495	1,656,460
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(g)	5.00%	12/31/2055	1,450	1,591,114
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,820	3,104,059
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(g)	7.00%	12/31/2038	1,850	2,211,656
University of Houston; Series 2008, Ref. Consolidated RB(c)(d)(e)	5.00%	02/15/2018	2,400	2,417,568
				198,881,717

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–0.77%

Salt Lake City (City of); Series 2017 A, Airport RB(c)(g)	5.00%	07/01/2047	$3,430	$3,944,809
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	730	731,401
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB(c)(d)(e)	5.00%	06/15/2018	2,200	2,243,714
				6,919,924

Virgin Islands–0.22%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	725	440,438
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,500	1,518,750
				1,959,188

Virginia–2.06%

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(g)	5.00%	01/01/2040	2,980	3,198,672
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(g)	5.50%	01/01/2042	4,490	4,990,770
Series 2012, Sr. Lien RB(g)	6.00%	01/01/2037	1,015	1,152,604
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(g)	5.00%	07/01/2034	4,270	4,612,198
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB(g)	5.00%	12/31/2056	4,240	4,698,810
				18,653,054

Washington–5.12%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL)(b)(h)	0.00%	02/01/2025	9,850	8,152,451
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(g)	5.50%	07/01/2026	975	1,085,731
Kalispel Tribe of Indians;
Series 2008, RB	6.63%	01/01/2028	1,175	1,182,778
Series 2008, RB	6.75%	01/01/2038	3,000	3,031,650
Seattle (Port of);
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	3,780	4,235,377
Series 2017 C, Intermediate Lien RB(g)	5.25%	05/01/2042	1,490	1,762,998
Washington (State of) (SR 520 Corridor Program - Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2033	2,050	2,259,326
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2041	585	641,002
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/2041	3,630	3,810,157
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB(d)(e)	5.50%	08/15/2018	4,000	4,116,160
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB(d)(e)	7.38%	03/01/2019	2,000	2,142,400
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(e)	6.25%	05/15/2021	1,325	1,530,348
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,083,390
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(f)	6.00%	01/01/2027	2,000	2,007,020
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	3,250	3,520,985
Washington (State of);
Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/2018	445	452,783
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds(INS-AMBAC) (b)(h)	0.00%	12/01/2029	2,120	1,509,928
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	1,795	1,895,358
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	1,710	1,805,606
				46,225,448

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–0.88%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(g)	5.50%	10/15/2037	$1,750	$1,752,222
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	855	854,957
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	925	939,125
Series 2008, RB	6.25%	10/01/2023	1,450	1,475,767
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,400	1,479,954
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,405	1,485,240
				7,987,265

Wisconsin–2.81%

Public Finance Authority (American Dream at Meadowlands);
Series 2017, Limited Obligation Grant RB(f)	6.75%	08/01/2031	1,155	1,257,414
Series 2017, Limited Obligation PILOT RB(f)	6.75%	12/01/2042	2,695	3,117,522
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB(d)	5.50%	12/15/2020	1,500	1,670,955
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(g)	5.38%	11/01/2021	600	601,752
Series 2007 B, Collateralized Utility RB(g)	5.75%	11/01/2037	535	536,466
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,211,890
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(d)(e)	5.00%	08/15/2022	1,600	1,835,808
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(d)(e)	6.63%	02/15/2019	1,990	2,107,808
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(c)	5.00%	03/01/2046	7,505	8,453,332
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,223,131
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB(d)(e)	5.38%	05/01/2019	125	131,525
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,195	1,258,753
				25,406,356

Wyoming–0.54%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,600	1,694,945
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)	5.00%	01/01/2047	2,790	3,154,597
				4,849,542
TOTAL INVESTMENTS IN SECURITIES(n)–168.30% (Cost $1,431,606,002)				1,520,222,854
FLOATING RATE NOTE OBLIGATIONS–(29.41)%
Notes with interest and fee rates ranging from 1.50% to 1.89% at 11/30/2017 and contractual maturities of collateral ranging from 10/01/2023 to 04/01/2056 (See Note 1D)(o)				(265,630,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.69)%				(367,597,498)
OTHER ASSETS LESS LIABILITIES–1.80%				16,300,007
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$903,295,363

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
Ctfs.	—Certificates
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior

MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
SIFMA	—Securities Industry and Financial Markets Association
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $34,370,390, which represented 3.81% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2017 was $519,000, which represented less than 1% of the Trust’s Net Assets.

(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $495,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(m)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2017. At November 30, 2017, the Trust’s investments with a value of $416,753,600 are held by TOB Trusts and serve as collateral for the $265,630,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

Invesco Municipal Opportunity Trust

C.	Country Determination – (continued)

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – (continued)

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco Municipal Opportunity Trust

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Opportunity Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.